Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock K6 Fund

July 31, 2020

MCS-K6-QTLY-0920
1.9893887.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 102.3%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc.	7,455	$671,770
Iridium Communications, Inc. (a)	13,499	369,738
		1,041,508
Media - 1.3%
Nexstar Broadcasting Group, Inc. Class A	8,834	774,300
Omnicom Group, Inc.	12,900	693,117
		1,467,417

TOTAL COMMUNICATION SERVICES		2,508,925

CONSUMER DISCRETIONARY - 16.2%
Automobiles - 1.0%
Aston Martin Lagonda Global Holdings PLC (a)(b)	301,500	228,510
Fiat Chrysler Automobiles NV	86,154	874,463
		1,102,973
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.	19,088	451,813
Churchill Downs, Inc.	6,000	831,120
Dunkin' Brands Group, Inc.	11,657	801,186
Wyndham Hotels & Resorts, Inc.	22,648	1,000,136
		3,084,255
Household Durables - 5.2%
D.R. Horton, Inc.	23,543	1,557,605
Lennar Corp. Class A	11,348	821,028
Mohawk Industries, Inc. (a)	5,704	455,464
NVR, Inc. (a)	778	3,057,656
		5,891,753
Leisure Products - 2.4%
Peloton Interactive, Inc. Class A (a)	31,297	2,135,081
Smith & Wesson Brands, Inc. (a)	25,800	616,362
		2,751,443
Multiline Retail - 0.4%
Dollar General Corp.	2,445	465,528
Specialty Retail - 2.6%
AutoZone, Inc. (a)	560	676,155
Best Buy Co., Inc.	5,655	563,181
National Vision Holdings, Inc. (a)(c)	26,398	844,472
Ross Stores, Inc.	9,458	848,099
		2,931,907
Textiles, Apparel & Luxury Goods - 1.9%
Brunello Cucinelli SpA	41,000	1,190,012
PVH Corp.	8,586	417,795
Tapestry, Inc.	27,843	371,982
Under Armour, Inc. Class A (sub. vtg.) (a)	21,742	228,726
		2,208,515

TOTAL CONSUMER DISCRETIONARY		18,436,374

CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 0.7%
Kroger Co.	23,644	822,575
Food Products - 2.5%
Bunge Ltd.	9,086	394,696
Conagra Brands, Inc.	14,682	549,841
Greencore Group PLC	319,079	534,206
JDE Peet's BV	8,500	377,975
Lamb Weston Holdings, Inc.	6,700	402,536
Sanderson Farms, Inc.	5,200	579,774
		2,839,028
Household Products - 0.8%
Reckitt Benckiser Group PLC	9,126	915,061
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	23,772	710,545

TOTAL CONSUMER STAPLES		5,287,209

ENERGY - 5.8%
Energy Equipment & Services - 0.6%
Borr Drilling Ltd. (a)(c)	42,312	37,399
Oceaneering International, Inc. (a)	39,180	220,192
Pacific Drilling SA (a)(c)	18,272	8,217
Schlumberger Ltd.	17,700	321,078
TechnipFMC PLC	13,134	105,466
		692,352
Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	29,372	549,256
Cenovus Energy, Inc. (Canada)	120,400	535,730
Cheniere Energy, Inc. (a)	20,307	1,004,790
GasLog Ltd.	22,931	66,959
Golar LNG Ltd.	38,987	292,403
Hess Corp.	36,101	1,776,530
Kosmos Energy Ltd.	140,123	225,598
New Fortress Energy LLC (a)	25,162	543,499
The Williams Companies, Inc.	48,283	923,654
		5,918,419

TOTAL ENERGY		6,610,771

FINANCIALS - 20.0%
Banks - 8.1%
Bank of Hawaii Corp.	9,199	520,939
Comerica, Inc.	8,686	334,585
Cullen/Frost Bankers, Inc.	13,602	980,160
First Horizon National Corp.	68,349	633,595
Huntington Bancshares, Inc.	136,912	1,269,174
M&T Bank Corp.	12,585	1,333,381
Prosperity Bancshares, Inc.	18,312	1,017,415
Signature Bank	12,082	1,238,767
Truist Financial Corp.	16,004	599,510
UMB Financial Corp.	12,290	612,042
Wintrust Financial Corp.	16,935	724,818
		9,264,386
Capital Markets - 3.9%
Cboe Global Markets, Inc.	4,231	371,059
Lazard Ltd. Class A	17,027	499,232
Northern Trust Corp.	10,232	801,677
Raymond James Financial, Inc.	6,116	424,940
The NASDAQ OMX Group, Inc.	9,271	1,217,375
TPG Specialty Lending, Inc.	38,107	649,343
Virtu Financial, Inc. Class A	18,100	448,880
		4,412,506
Insurance - 7.0%
American Financial Group, Inc.	13,416	815,290
American International Group, Inc.	18,500	594,590
Arch Capital Group Ltd. (a)	36,228	1,114,011
Axis Capital Holdings Ltd.	12,777	512,613
Beazley PLC	57,221	312,642
First American Financial Corp.	20,808	1,061,416
Hartford Financial Services Group, Inc.	14,970	633,530
Hiscox Ltd.	34,141	349,301
Principal Financial Group, Inc.	13,082	555,069
RenaissanceRe Holdings Ltd.	7,800	1,406,964
The Travelers Companies, Inc.	5,200	594,984
		7,950,410
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc.	81,074	1,209,624

TOTAL FINANCIALS		22,836,926

HEALTH CARE - 7.9%
Biotechnology - 0.2%
Viela Bio, Inc.	6,400	234,304
Health Care Equipment & Supplies - 1.3%
Hologic, Inc. (a)	20,328	1,418,488
Health Care Providers & Services - 3.4%
Centene Corp. (a)	13,599	887,335
Molina Healthcare, Inc. (a)	11,887	2,195,529
Universal Health Services, Inc. Class B	6,915	759,959
		3,842,823
Life Sciences Tools & Services - 1.6%
Bruker Corp.	22,315	995,695
Lonza Group AG	1,400	875,470
		1,871,165
Pharmaceuticals - 1.4%
Kala Pharmaceuticals, Inc. (a)	21,700	189,875
Nektar Therapeutics (a)(c)	30,200	669,232
Recordati SpA	10,001	532,958
Zogenix, Inc. (a)	9,974	237,281
		1,629,346

TOTAL HEALTH CARE		8,996,126

INDUSTRIALS - 18.3%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	5,122	889,743
Kratos Defense & Security Solutions, Inc. (a)	43,823	789,252
TransDigm Group, Inc.	900	388,422
		2,067,417
Air Freight & Logistics - 0.9%
XPO Logistics, Inc. (a)	13,697	1,027,549
Building Products - 1.4%
Fortune Brands Home & Security, Inc.	9,200	703,800
Owens Corning	14,700	888,909
		1,592,709
Commercial Services & Supplies - 1.6%
IAA Spinco, Inc. (a)	12,411	538,017
KAR Auction Services, Inc.	12,298	186,069
Stericycle, Inc. (a)	13,792	833,520
U.S. Ecology, Inc.	7,354	255,037
		1,812,643
Construction & Engineering - 1.3%
AECOM (a)	28,821	1,043,032
Dycom Industries, Inc. (a)	9,700	415,451
		1,458,483
Electrical Equipment - 4.5%
AMETEK, Inc.	13,710	1,278,458
Generac Holdings, Inc. (a)	11,374	1,792,315
Melrose Industries PLC	358,827	400,470
Regal Beloit Corp.	11,914	1,095,731
Sensata Technologies, Inc. PLC (a)	14,649	556,369
		5,123,343
Machinery - 4.9%
Allison Transmission Holdings, Inc.	19,861	742,007
Donaldson Co., Inc.	29,287	1,415,734
Fortive Corp.	14,133	991,995
Gardner Denver Holdings, Inc. (a)	23,105	729,887
Oshkosh Corp.	11,735	923,779
Pentair PLC	17,682	757,674
		5,561,076
Marine - 0.0%
Goodbulk Ltd. (a)(d)	4,600	56,612
Professional Services - 0.4%
Clarivate Analytics PLC (a)	14,760	408,114
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	30,227	1,314,572
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	15,400	479,864

TOTAL INDUSTRIALS		20,902,382

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 0.4%
Ericsson (B Shares)	39,692	461,819
Electronic Equipment & Components - 5.0%
Amphenol Corp. Class A	11,525	1,218,884
Arrow Electronics, Inc. (a)	16,600	1,188,892
CDW Corp.	4,500	523,125
Fabrinet (a)	21,818	1,584,641
FLIR Systems, Inc.	7,300	304,118
Keysight Technologies, Inc. (a)	8,490	848,066
		5,667,726
IT Services - 4.8%
Akamai Technologies, Inc. (a)	5,129	576,705
Black Knight, Inc. (a)	6,376	477,690
Euronet Worldwide, Inc. (a)	2,822	271,307
Fiserv, Inc. (a)	5,660	564,811
Gartner, Inc. (a)	2,600	324,064
Leidos Holdings, Inc.	9,265	881,657
Verra Mobility Corp. (a)	37,911	387,830
WNS Holdings Ltd. sponsored ADR (a)	31,523	2,016,211
		5,500,275
Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp.	1,600	603,456
Software - 1.0%
Aspen Technology, Inc. (a)	6,700	651,642
Citrix Systems, Inc.	3,365	480,387
		1,132,029

TOTAL INFORMATION TECHNOLOGY		13,365,305

MATERIALS - 5.3%
Chemicals - 1.2%
LG Chemical Ltd.	1,703	808,877
Nutrien Ltd.	9,571	311,685
Olin Corp.	26,510	297,972
		1,418,534
Containers & Packaging - 1.0%
Avery Dennison Corp.	4,526	512,977
O-I Glass, Inc.	57,800	603,432
		1,116,409
Metals & Mining - 3.1%
Commercial Metals Co.	29,200	603,856
Franco-Nevada Corp.	6,649	1,062,788
Newcrest Mining Ltd.	25,208	633,587
Novagold Resources, Inc. (a)	75,852	693,708
Steel Dynamics, Inc.	17,800	487,898
		3,481,837

TOTAL MATERIALS		6,016,780

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Apartment Investment & Management Co. Class A	18,079	701,827
Cousins Properties, Inc.	25,896	795,525
Gaming & Leisure Properties	19,481	705,407
Healthcare Realty Trust, Inc.	33,274	974,928
Healthcare Trust of America, Inc.	32,636	901,080
National Retail Properties, Inc.	20,830	738,424
Spirit Realty Capital, Inc.	15,411	531,063
VEREIT, Inc.	121,441	790,581
VICI Properties, Inc.	40,305	875,022
		7,013,857
UTILITIES - 4.1%
Electric Utilities - 3.2%
Alliant Energy Corp.	24,364	1,312,001
IDACORP, Inc.	10,974	1,023,326
OGE Energy Corp.	41,308	1,359,033
		3,694,360
Gas Utilities - 0.9%
Atmos Energy Corp.	9,276	983,163

TOTAL UTILITIES		4,677,523

TOTAL COMMON STOCKS
(Cost $117,362,875)		116,652,178
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (Cost $7,842)(b)(e)	11,236	112
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.14% (f)	2,227,881	2,228,550
Fidelity Securities Lending Cash Central Fund 0.13%(f)(g)	1,410,609	1,410,750
TOTAL MONEY MARKET FUNDS
(Cost $3,639,207)		3,639,300
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $121,009,924)		120,291,590
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(6,300,164)
NET ASSETS - 100%		$113,991,426

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,622 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$473
Fidelity Securities Lending Cash Central Fund	11,355
Total	$11,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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